Schedule of Investments (unaudited) December 31, 2020	iShares® U.S. Regional Banks ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified Banks — 12.5%
U.S. Bancorp.	785,630	$36,602,502

Regional Banks — 85.3%
Bank of Hawaii Corp.	22,960	1,759,195
BankUnited Inc.	53,269	1,852,696
BOK Financial Corp.	17,735	1,214,493
Cathay General Bancorp.	42,906	1,381,144
CIT Group Inc.	56,438	2,026,124
Citizens Financial Group Inc.	244,695	8,750,293
Comerica Inc.	79,709	4,452,545
Commerce Bancshares Inc.	60,424	3,969,857
Cullen/Frost Bankers Inc.	32,054	2,796,070
East West Bancorp. Inc.	81,112	4,113,190
Fifth Third Bancorp.	408,198	11,254,019
First Citizens BancShares Inc./NC, Class A	4,142	2,378,626
First Financial Bankshares Inc.	81,427	2,945,622
First Hawaiian Inc.	74,938	1,767,038
First Horizon Corp.	317,879	4,056,136
First Republic Bank/CA	99,686	14,646,864
FNB Corp.	184,861	1,756,180
Fulton Financial Corp.	92,914	1,181,866
Glacier Bancorp. Inc.	54,697	2,516,609
Hancock Whitney Corp.	49,504	1,684,126
Home BancShares Inc./AR	87,134	1,697,370
Huntington Bancshares Inc./OH	582,889	7,361,888
International Bancshares Corp.	31,919	1,195,047
Investors Bancorp. Inc.	130,374	1,376,749
KeyCorp.	559,528	9,181,854
M&T Bank Corp.	73,508	9,357,568
PacWest Bancorp.	66,931	1,700,047
People’s United Financial Inc.	243,518	3,148,688
Pinnacle Financial Partners Inc.	43,480	2,800,112
PNC Financial Services Group Inc. (The)	242,820	36,180,180
Popular Inc.	48,281	2,719,186
Prosperity Bancshares Inc.	53,034	3,678,438
Regions Financial Corp.	550,450	8,873,254
Signature Bank/New York NY	30,707	4,154,350
Sterling Bancorp./DE	111,491	2,004,608
SVB Financial Group(a)	29,685	11,512,734

Security	Shares	Value

Regional Banks (continued)
Synovus Financial Corp.	84,689	$2,741,383
TCF Financial Corp.	87,372	3,234,511
Texas Capital Bancshares Inc.(a)	28,921	1,720,800
Truist Financial Corp.	772,597	37,030,574
Trustmark Corp.	36,339	992,418
UMB Financial Corp.	24,778	1,709,434
Umpqua Holdings Corp.	126,249	1,911,410
United Bankshares Inc./WV	74,387	2,410,139
Valley National Bancorp.	231,490	2,257,028
Webster Financial Corp.	51,706	2,179,408
Western Alliance Bancorp.	57,808	3,465,590
Wintrust Financial Corp.	33,022	2,017,314
Zions Bancorp NA	94,006	4,083,621

		249,198,396

Thrifts & Mortgage Finance — 1.8%
Capitol Federal Financial Inc.	75,678	945,975
New York Community Bancorp. Inc.	265,952	2,805,794
TFS Financial Corp.	27,296	481,228
Washington Federal Inc.	43,527	1,120,385

		5,353,382

Total Common Stocks — 99.6% (Cost: $321,485,308)		291,154,280

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	277,000	277,000

Total Short -Term Investments — 0.1% (Cost: $277,000)		277,000

Total Investments in Securities — 99.7% (Cost: $321,762,308)		291,431,280

Other Assets, Less Liabilities — 0.3%		865,197

Net Assets — 100.0%		$292,296,477

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® U.S. Regional Banks ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$110,691	$—	$(110,002	)(b)	$(609)	$(80)	$—	—	$2,703	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	317,000	—	(40,000	)(b)	—	—	277,000	277,000	345		—

					$(609)	$(80)	$277,000		$3,048		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Financial E-Mini Index	12	03/19/21	$1,087	$25,921

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$291,154,280	$—	$—	$291,154,280
Money Market Funds	277,000	—	—	277,000

	$291,431,280	$—	$—	$291,431,280

Derivative financial instruments(a)
Assets
Futures Contracts	$25,921	$—	$—	$25,921

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2